Stockholders' equity and employee benefit plans	12 Months Ended
Dec. 31, 2015
Stockholders' Equity and Employee Benefit Plans Disclosure [Abstract]
Stockholders' equity and employee benefit plans
Stockholders' equity and employee benefit plans
Warrants
The warrants outstanding as of December 31, 2013 were recorded to stockholders’ equity at their fair value at the time of issuance. During the year ended December 31, 2013, the Company's largest shareholder converted all of its 6,366,072 warrants pursuant to the terms of a warrant agreement and received 4,227,358 shares of the Company's common stock. All outstanding warrants expired on October 11, 2014 and were converted into shares of the Company's common stock. There were no outstanding warrants as of December 31, 2015.
Employee benefit plans
The Company sponsors a 401(k) savings plan for US employees and related savings plans for certain non-US employees. These plans benefit eligible employees by allowing them the opportunity to make contributions up to certain limits. The Company contributes by matching a percentage of each employee's contributions. In 2015, for certain plans, the Company suspended the matching of contributions. Subsequent to the closing of all acquisitions, employees of those acquired entities will generally be eligible to participate in the Company's 401(k) savings plan. The Company also has the discretion to provide a profit sharing contribution to each participant depending on the Company’s performance for the applicable year. The expense under the Company's plan was $2.2 million, $10.8 million and $8.2 million for the years ended December 31, 2015, 2014 and 2013, respectively.
The Company has an Employee Stock Purchase Plan, which allows eligible employees to purchase shares of the Company's common stock at six-month intervals through periodic payroll deductions at a price per share equal to 85% of the lower of the fair market value at the beginning and ending of the six-month intervals.
Stock repurchases
In October 2014, the Board of Directors approved a share repurchase program for the repurchase of outstanding shares of the Company's common stock with an aggregate purchase price of up to $150.0 million. Shares may be repurchased under the program from time to time, in amounts and at prices that are deemed appropriate, subject to market and business conditions, credit facility restrictions, applicable legal requirements and other considerations. The Company has purchased approximately 4.5 million shares under this program for aggregate consideration of approximately $100.2 million.